Erin E. Martin
Division of Corporation Finance
Securities and Exchange Commission
Washington DC 20549

January 4, 2018

Re:   Bitzumi, Inc.
         Offering Statement on Form 1-A
         Filed November 29, 2017
         File No. 024-10768

Dear Ms. Martin:

We acknowledge receipt of comments in your letter of December 21, 2017 regarding the Offering Statement of Bitzumi, Inc. (the “Company”), which we have set out below, together with our responses.

General

1. Please provide a consent from your independent registered public accounting firm in your future amendment.

 The auditor consent was inadvertently omitted from the original filing and is filed as an exhibit to the amendment.

Cover Page, page 11

2. Please complete the “Per share/unit” line item on your cover page.

The “Per share/unit” line item is amended and complete in the amendment.

3. You indicate on the cover page that “[t]here are currently no arrangements to place the proceeds from this offering in an escrow, trust or similar account.” The next paragraph includes a paragraph indicating that will engage an escrow agent to hold funds tendered by investors. Please rectify these disclosures.

The Company is engaging an escrow agent to hold funds tendered by investors. We have amended the disclosure to describe this arrangement throughout the offering circular.

4. It appears that you are contemplating multiple closings to your offering without utilizing an escrow account. Please provide more detail on the mechanics of closing your offering. Include a discussion of what factors will go into deciding when to close your initial offering and what rights subscribers have after remitting payment but prior to closing. In this regard, please refer to Instruction to Item 5 of Part II of Form 1-A and the references therein to Exchange Act Rules 15c2-4 and 10b-9.

 As discussed above, the Company has engaged an escrow agent and the disclosure has been amended to reflect that fact and the references raised in your comment.

5. Please also explain to us in detail how the contemplated closings to your offering are appropriate under Rule 251(d)(3)(i)(F) of Regulation A.

We are contemplating rolling closings of the continuous offering, once the minimum offering amount has been reached. We intend that the offering will be commenced within two calendar days after the qualification date, will be made on a continuous basis, may continue for a period in excess of 30 calendar days from the date of initial qualification, and will be offered in an amount that, at the time the offering statement is qualified, is reasonably expected to be offered and sold within two years from the initial qualification date.

As requested in discussions with the Staff, please find below examples of offerings with rolling closings (see cover page except where noted).

Legion M
https://www.sec.gov/Archives/edgar/data/1674163/000114420417014593/v461855_253g2.htm

Sagoon
https://www.sec.gov/Archives/edgar/data/1639953/000114420417037373/v471033_partiiandiii.htm

XTI (see plan of distribution)
https://www.sec.gov/Archives/edgar/data/1638850/000114420417044842/v473949_partiiandiii.htm#b_004

StartEngine
https://www.sec.gov/Archives/edgar/data/1661779/000114420417052412/tv476957_253g2.htm

Red Mountain
https://www.sec.gov/Archives/edgar/data/1712949/000114420417054410/tv477596_253g2.htm

Use of Proceeds, page 28

6. You indicate here that you intend to pursue listing on the OTC market, while elsewhere in the filing you indicate that you intend to pursue listing on the Nasdaq Capital Market. Please clarify your intentions and appropriately adjust your disclosures.

We intend to list on the Nasdaq Capital Market and have clarified the disclosure accordingly.

Plan of Distribution, page 63

7. Please clarify here and elsewhere that this is a “best efforts” offering.

We have clarified here and on the cover that this is a “best efforts” offering.

If you have additional comments or questions, please contact me at sara.hanks@khlklaw.com.

Sincerely,

/s/ Sara Hanks

Sara Hanks
Managing Partner
CrowdCheck Law, LLP (f/k/a KHLK LLP)

cc: Gary Malhotra
Bitzumi, Inc.